Leases	3 Months Ended
Mar. 31, 2022
Finance Lease
Finance Lease

4.  Leases

As at March 31, 2022, the Company was a party, as the lessee, to seven finance lease facilities. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled 14 vessels as at March 31, 2022. ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at March 31, 2022 and December 31, 2021 were as follows:

	As at
In thousands of U.S. Dollars	March 31, 2022	December 31, 2021
Japanese Leases No.1 and 2	20,480	21,677
Japanese Lease No.3	10,162	10,747
CMBFL Leases No.1 to 4	63,394	65,187
Ocean Yield ASA	48,987	50,320
Japanese Lease No.4	19,379	19,942
China Huarong Leases	36,254	37,385
CMBFL / Shandong	64,221	65,625
Finance lease obligations	262,877	270,883
Amounts representing interest and deferred finance fees	(41,560)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	221,317	226,455
Current portion of finance lease obligations	44,930	21,783
Current portion of deferred finance fees	(629)	(699)
Non-current portion of finance lease obligations	179,131	207,592
Non-current portion of deferred finance fees	(2,115)	(2,221)
Total finance lease obligations, net of deferred finance fees	221,317	226,455

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	March 31, 2022
2022	49,355
2023	24,528
2024	23,888
2025	81,557
2026	12,550
2027 - 2030	70,999
Finance lease obligations	262,877
Amounts representing interest and deferred finance fees	(41,560)
Finance lease obligations, net of interest and deferred finance fees	221,317

4.  Leases (continued)

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included in the consolidated balance sheets as ‘Amount receivable in respect of finance leases’ with the associated finance lease liability presented gross of the $2.9 million. On February 16, 2022 the Company gave notice to exercise its purchase options, for both the Ardmore Sealeader and Ardmore Sealifter, with the intention to purchase the vessels on May 30, 2022.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively, with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

4.  Leases (continued)

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease are made on a monthly basis. The finance lease is scheduled to expire in 2029 and includes a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fess of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2029 with a firm duration of five years with options to renew for a maximum period of eight years.  Repurchase options, exercisable by the Company, are also included which begin on the third anniversary of the lease term.

Finance leases financial covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 3. The Company was in full compliance with all of its finance lease related financial covenants as at March 31, 2022 and December 31, 2021.

Short Term Leases

The Company has entered into two short term lease agreements with one agreement effective July 30, 2021 to charter-in a 2010 built vessel for a period of 12 months and the other agreement effective March 1, 202 to charter-in a 2009 built vessel for a period of six months. The Company elected the practical expedient of FASB Accounting Standards Codification 842, Leases, which allows for time charter-in contracts with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company will continue to recognize the lease payments for all operating leases as charter hire expenses on the condensed consolidated statements of operations on a straight-line basis over the lease term.